Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income (loss)	$ 517,423	$ 189,360	$ (3,368)
Other comprehensive income before reclassifications
Pension adjustments, net of taxes	20	1,024	1,881
Amounts reclassified from accumulated other comprehensive loss
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	1,952	0
Other comprehensive income	1,972	1,706	54,732
Comprehensive income	519,395	191,066	51,364
Comprehensive income attributable to non-controlling interests	(366,782)	(111,362)	(20,203)
Comprehensive income attributable to shareholders of Teekay Corporation	152,613	79,704	31,161
Discontinued Operations
Other comprehensive income before reclassifications
Unrealized gain on qualifying cash flow hedging instruments - discontinued operations	0	0	29,292
Amounts reclassified from accumulated other comprehensive loss
Realized loss on pension adjustment	$ 0	$ 682	$ (23,559)